Debt - Annual Maturities of Long-Term Debt Excluding Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013
2014	512,180
2015	545,000
2016
2017
Years thereafter
Total	1,057,180
$925 Million Credit Facility [Member]
Debt Instrument [Line Items]
2013
2015	545,000
2016
2017
Years thereafter
Total	545,000
3.75% Convertible Senior Notes [Member]
Debt Instrument [Line Items]
2013
2014	360,000
2016
2017
Years thereafter
Total	360,000
6.75% Senior Notes [Member]
Debt Instrument [Line Items]
2013		[1]
2014	152,180	[1]
2016		[1]
2017		[1]
Years thereafter		[1]
Total	$ 152,180	[1]

[1]	On January 17, 2013, the Company redeemed all of its outstanding 6.75% Senior Notes at par, which was funded using operational cash flow and borrowings under the revolving credit line of the Company's credit facility.